Share-based compensation - Phantom shares (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Provisions for phantom shares	€ 7	€ 1
Phantom shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares) | shares	0	0
Provisions for phantom shares	€ 0	€ 0